UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net loss	$ (1,099,588)	$ (1,175,802)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	61,424	2,415
Amortization of discount on convertible notes	65,111	20,856
Amortization of intangible assets	8,671	3,333
Changes in fair value of convertible notes	87	466,102
Deferred income tax	(18,209)	(8,368)
Depreciation of property and equipment	118,992	83,718
Gain on disposal of subsidiaries	(62,115)	0
Gain on re-measurement of previously held equity interests	(3,003)	0
Impairment loss on intangible asset	5,713	0
Impairment loss on investments	8,856	1,087
Loss on debt extinguishment	22,647	0
Net foreign exchange differences	(12,260)	(10,211)
Share-based compensation	196,399	82,134
Share of results of equity investees	660	2,558
Others	3,017	1,584
Operating cash flows before changes in working capital	(703,598)	(530,594)
Inventories	(37,476)	16,917
Accounts receivable	(116,589)	(41,766)
Prepaid expenses and other assets	(299,139)	(178,547)
Amounts due from related parties	(7,453)	2,905
Operating lease right-of-use assets	(33,338)	(51,378)
Accounts payable	51,551	10,913
Accrued expenses and other payables	522,669	223,142
Advances from customers	58,094	20,583
Operating lease liabilities	32,600	58,771
Deferred revenue	862,164	559,963
Income tax payable	30,885	6,511
Amounts due to related parties	10,054	243
Net cash generated from operating activities	370,424	97,663
Cash flows from investing activities
Purchase of property and equipment	(219,172)	(197,493)
Purchase of intangible assets	(11,181)	(5,757)
Purchase of investments	(102,575)	(18,309)
Proceeds from disposal of property and equipment	1,397	1,088
Proceeds from sale and maturity of investments	11,458	640
Distribution from investments	875	293
Acquisition of businesses, net of cash acquired	(90,994)	0
Disposal of subsidiaries, net of cash disposed	15,008	0
Change in prepaid expenses and other assets	(124,792)	0
Net cash used in investing activities	(519,976)	(219,538)
Cash flows from financing activities
Repayment of borrowings	(31,824)	(1,814)
Proceeds from borrowings	1,224	868
Proceeds from issuance of ordinary shares, net	13,958	1,535,408
Contribution by non-controlling interest	0	88
Transaction with non-controlling interests	(20,736)	0
Payments for exchange and conversion of convertible notes	(50,007)	0
Proceeds from issuance of convertible notes, net	1,005,662	0
Change in accrued expenses and other payables	(134,246)	0
Net cash generated from financing activities	784,031	1,534,550
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	21,695	1,848
Net increase in cash, cash equivalents and restricted cash	656,174	1,414,523
Cash, cash equivalents and restricted cash at beginning of the period	3,570,578	1,259,312
Cash, cash equivalents and restricted cash at end of the period	4,226,752	2,673,835
Supplement disclosures of cash flow information:
Income taxes paid	(87,689)	(52,996)
Interest paid	(12,422)	(6,952)
Interest received	20,529	24,539
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables	6,312	(17,149)
Purchase of intangible assets included in accrued expenses and other payables	5,563	(419)
Purchase of property and equipment included in prepayments	(34,867)	2,445
Purchase of intangible assets included in prepayments	(8,708)	56
Conversion and exchange of convertible notes into ordinary shares	(359,344)	(1,080,112)
Acquisition of a subsidiary by conversion of convertible notes	72,000	0
Proceeds from disposal of a subsidiary included in prepaid expenses and other assets	$ 17,134	$ 0